Share Based Compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation
Equity-settled plans	$ 13	$ 16
Cash-settled plans	497	413
Total share-based compensation expense	$ 510	$ 429